TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2025

Diversification of Assets
Country	% of Net Assets
United States	84.4%
Canada	5.9%
Japan	2.2%
United Kingdom	1.2%
Norway	1.0%
Brazil	0.9%
Australia	0.6%
France	0.4%
Germany	0.3%
Switzerland	0.3%
Curaçao	0.2%
Netherlands	0.2%
Luxembourg	0.2%
Chile	0.2%
South Africa	0.1%
Peru	0.1%
Cayman Islands	0.1%
Italy	0.1%
Ireland	0.1%
South Korea	0.1%
Israel	0.0	% (a)
Total	98.6%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.7%
Grand Total	100.0%

(a)	Percentage rounds to less than 0.1%.